Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by nature - Disaggregated by Nature [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by nature [Line Items]
Total revenue	$ 92,067,474	$ 42,190,191	$ 2,525,524
One-time commission fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by nature [Line Items]
Total revenue	90,853,014	42,082,585	$ 2,525,524
Recurring service fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by nature [Line Items]
Total revenue	$ 1,214,460	$ 107,606